Note 2. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
Note 2. Stockholders' Equity

Note 2. Stockholders' Equity

Common Stock-We are currently authorized to issue up to 500,000,000 shares of $0.00001 par value common stock. All issued shares of common stock are entitled to vote on a 1 share/1 vote basis. On May 12, 2014 the Board approved a 1 for 100 reverse split of the common stock. In conjunction with the reverse split the Company redomiciled from New Jersey to Delaware. The reverse split was treated retroactively in accordance with ASC 505-10-S99. This treatment resulted in the following adjustments: (i) at December 31, 2013-Common Stock decreased from 284,548 to 2,845 and the decrease of 281,703 was reclassified from Common Stock to Additional Paid-in Capital; and (ii) at June 30, 2014-Common Stock decreased from 259,240 to 2,592 and the decrease of 256,648 was reclassified from Common Stock to Additional Paid-in Capital.

Recent Issuances of Common Stock in 2014:

During the period ended June 30, 2014, we received proceeds of $2,095,000 and recorded $500,000 in subscription receivable from the sale of shares of common stock to approximately 40 investors at a subscription price of $0.40 per share, which resulted in the issuance of 6,437,500 shares on a post-reverse basis, following the implementation of a 1:100 reverse split. The shares, all of which were restricted, were issued as part of a Private Placement of 10,000,000 shares. The corporate action involving the1:100 reverse split also involved the Company's redomicile from New Jersey to Delaware, both of which became effective in August 2014. In addition, 253,080 shares previously issued to former related parties were returned and cancelled.

We were obligated to issue 5,015,062 shares of our common stock, valued at $9,196,023, in connection with the debt settlement with the note holders and their subsequent conversion of $113,501 in principal amount of notes plus accrued interest of $25,672. The terms of the settlement agreements with the note holders in connection with their conversion included: (i) the note holders agreement to pay the Company an additional $20,000, which sum is carried in the equity section as a subscription receivable until paid; and (ii) their agreement to return some pre-split shares. In connection with the debt settlement with the note holders, more shares were issued upon conversion than provided for under the terms of the notes and the number of shares issued were not adjusted for the 1 for 100 reverse split. As a result, a $9,036,850 loss was recognized.

We were also obligated to issue 7,391,600 shares of our common stock in connection with the conversion of $71,545 in principal amount of a note due to a related party plus accrued interest of $2,142. The number of shares issued in connection with this conversion was also not adjusted for the 1 for 100 reverse split and, as a result, a $14,672,493 loss was recognized.

The above-referenced conversions at terms not consistent with the terms of the notes and without adjustment for the 1 for 100 reverse split resulted in the recognition of $23,709,343 in loss on settlement of debt expenses.

On September 23, 2014, we issued 65,000 shares of common stock for services provided valued at $1,202.

Historical Activity Prior to 2014:

On October 14, 2013 we issued 75,532 post-split shares of our common stock in settlement of $50,000 due to a former related party plus associated accrued interest of $25,532. The conversion occurred within the terms of the promissory note and no gain or loss resulted.

On December 23, 2013 we issued 2,000,000 post-split shares of common stock in exchange for $20,000.These shares were sold to an officer of the company at a discount to market at the date of the agreement. The shares were valued at the closing price as of the date of the agreement and resulted in recognition of $1,000,000 in compensation services for the year ended December 31, 2013.

In 2013, our former CEO provided services to the Company without cost valued at $3,000.

Stock Issued upon conversion of debt-During the year ended December 31, 2012, we issued 70,205 post-split shares of our common stock in settlement of $50,000 due to a former related party plus associated accrued interest of $20,500. The conversion occurred within the terms of the promissory note and no gain or loss resulted.

Preferred Stock-We are currently authorized to issue up to 20,000,000 shares of $0.00001 par value preferred stock. Effective December 31, 2007 the board of directors approved the cancellation of all previously issued preferred shares and approved the cancellation and extinguishment of all common and preferred share conversion rights of any kind, including without limitation, warrants, options, convertible debt instruments and convertible preferred stock of every series and accompanying conversion rights of any kind.

Stock Option-There are no employee or non-employee option grants.

Note 2. Stockholders' Equity

Common Stock

We are currently authorized to issue up to 500,000,000 shares of $0.00001 par value common stock. All issued shares of common stock are entitled to vote on a 1 share/1 vote basis.

Recent Issuances of Common Stock-2013:

On October 14, 2013 we issued 75,532 shares of our common stock in settlement of $50,000 due to a former related party plus associated accrued interest of $25,532. The conversion occurred within the terms of the promissory note and no gain or loss resulted.

On December 23, 2013 we issued 2,000,000 shares of common stock in exchange for $20,000.These shares were sold to an officer of the company at a discount to market at the date of the agreement. The shares were valued at the closing price as of the date of the agreement and resulted in recognition of $1,000,000 in compensation services for the year ended December 31, 2013.

Historical Activity Prior to 2013:

In 2011, our former CEO provided services to the Company without cost valued at $12,000.

Stock Issued upon conversion of debt

During the year ended December 31, 2012, we issued 70,205 shares of our common stock in settlement of $50,000 due to a former related party plus associated accrued interest of $20,500. The conversion occurred within the terms of the promissory note and no gain or loss resulted.

Preferred Stock

We are currently authorized to issue up to 20,000,000 shares, $0.00001 par value, preferred stock. Effective December 31, 2007 the board of directors approved the cancellation of all previously issued preferred shares and approved the cancellation and extinguishment of all common and preferred share conversion rights of any kind, including without limitation, warrants, options, convertible debt instruments and convertible preferred stock of every series and accompanying conversion rights of any kind.

Stock Options

There are no employee or non-employee option grants.